Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for CEO($)(1)	Compensation Actually Paid to CEO($)(1)(3)	Average Summary Compensation Table Total for non-CEO NEOs($)(2)	Average Compensation Actually Paid to non-CEO NEOs($)(2)(3)	Total Shareholder Return($)	Peer Group Total Shareholder Return($)(4)	Net Income ($ in ‘000s)	Adjusted Free Cash Flow ($ in ‘000s)(5)
2023	8,236,601	6,081,388	2,515,153	1,860,750	79.25	160.83	685,078	217,115
2022	6,081,868	4,599,210	6,190,682	2,704,360	89.58	154.88	613,512	219,941
2021	5,933,849	17,125,786	2,650,349	6,798,965	104.76	106.29	145,008	(2,829)
2020	3,296,586	472,906	1,903,765	1,314,941	34.32	63.42	(874,173)	12,056

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote	Mr. Pigott was our CEO for each of 2023, 2022, 2021, and 2020. For 2023, the other non-CEO NEOs were Messrs. Lemmerman and Denny and Ms. Hill. For 2022 and 2021, the other non-CEO NEOs were Dr. Karen Chandler and Messrs. Lemmerman and Denny. For 2020, the other NEOs were Dr. Chandler, Messrs. Lemmerman and Denny and Michael Beyer.
Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the total stockholder return of the S&P Oil & Gas Exploration & Production Select Industry Index.
PEO Total Compensation Amount	$ 8,236,601	$ 6,081,868	$ 5,933,849	$ 3,296,586
PEO Actually Paid Compensation Amount	$ 6,081,388	4,599,210	17,125,786	472,906
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the current year Summary Compensation Table total to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2023	CEO	8,236,601	(5,768,703)	4,154,278	(1,049,168)	508,380	3,613,490	6,081,388
	Other non-CEO NEOs	2,515,153	(1,450,030)	1,078,138	(268,006)	(14,505)	795,627	1,860,750

Non-PEO NEO Average Total Compensation Amount	$ 2,515,153	6,190,682	2,650,349	1,903,765
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,860,750	2,704,360	6,798,965	1,314,941
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported represent the amount of CAP to the applicable NEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. The following adjustments were made to reconcile the current year Summary Compensation Table total to CAP:

Year	Executive(s)	Summary Compensation Table Total($)	Subtract Fair Value of Equity Awards Granted in the Year($)	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year($)	Add Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years($)	Add Change in Fair Value from Prior Year-End to Vesting Date for Equity Awards Granted in Prior Years that Vested in the Year($)	Total Equity Award Adjustments($)	Compensation Actually Paid($)
2023	CEO	8,236,601	(5,768,703)	4,154,278	(1,049,168)	508,380	3,613,490	6,081,388
	Other non-CEO NEOs	2,515,153	(1,450,030)	1,078,138	(268,006)	(14,505)	795,627	1,860,750

Compensation Actually Paid vs. Total Shareholder Return
The charts below show, for the past four years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income; and (iii) Adjusted Free Cash Flow.

Compensation Actually Paid vs. Net Income
The charts below show, for the past four years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income; and (iii) Adjusted Free Cash Flow.

Compensation Actually Paid vs. Company Selected Measure
The charts below show, for the past four years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income; and (iii) Adjusted Free Cash Flow.

Total Shareholder Return Vs Peer Group
The charts below show, for the past four years, the relationship of Total Stockholder Return relative to our Peer Group Total Stockholder Return as well as the relationships between CEO and Average non-CEO NEO CAP and (i) Total Stockholder Return; (ii) Net Income; and (iii) Adjusted Free Cash Flow.

Tabular List, Table

2023 Performance Measures	Most Important Performance Measures
We consider the performance measures listed in the table to the right as the most important performance measures used by us to link NEO compensation for 2023 to Company performance. Each of these measures is described in more detail in the Compensation Discussion & Analysis under the section “2023 Compensation Alignment & Pay for Performance.”
Adjusted Free Cash Flow
Absolute Total Stockholder Return
Net Debt/Consolidated EBITDAX
Inventory Growth
Environmental/Safety

Total Shareholder Return Amount	$ 79.25	89.58	104.76	34.32
Peer Group Total Shareholder Return Amount	160.83	154.88	106.29	63.42
Net Income (Loss)	$ 685,078,000	$ 613,512,000	$ 145,008,000	$ (874,173,000)
Company Selected Measure Amount	217,115,000	219,941,000	(2,829,000)	12,056,000
PEO Name	Mr. Pigott
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	Adjusted Free Cash Flow is a non-GAAP measure; please see Annex A for descriptions of non-GAAP financial measures and reconciliations of GAAP to non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Net Debt/Consolidated EBITDAX
Measure:: 4
Pay vs Performance Disclosure
Name	Inventory Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Environmental/Safety
PEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ (5,768,703)
PEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	4,154,278
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,049,168)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	508,380
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,613,490
Non-PEO NEO | Equity Awards Granted During the Year, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,450,030)
Non-PEO NEO | Equity Awards Granted During the Year, Fair Value at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,078,138
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(268,006)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(14,505)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 795,627